O’Shaughnessy Market Leaders Value Fund
(the “Fund”)

Class I - OFVIX

Supplement dated October 30, 2023 to the Statutory Prospectus and
Statement of Additional Information (“SAI”), each dated October 30, 2023

On December 31, 2023 Patrick O’Shaughnessy will become Chairman Emeritus of O’Shaughnessy Asset Management, LLC (the “Adviser”). Effective as of this date, Mr. O’Shaughnessy will no longer serve as a portfolio manager of the Fund.

The following disclosure is in effect until December 31, 2023:

Effective until December 31, 2023, the following disclosure replaces the existing similar disclosure that is contained under the “Management” heading in the summary section of the Fund’s prospectus:

Portfolio Managers: The following individuals serve as the Fund’s portfolio managers:

Portfolio Managers	Since	Primary Title with the Adviser
Christopher Meredith	2016	Principal, Chief Investment Officer and Portfolio Manager
Patrick O’Shaughnessy	2018	Principal, Chief Executive Officer and Portfolio Manager
Scott Bartone	2018	Principal and Portfolio Manager
Daniel Nitiutomo	2022	Managing Director and Portfolio Manager
Claire Noel	2022	Managing Director and Portfolio Manager

Effective until December 31, 2023, the following disclosure replaces the existing similar disclosure that is contained under the “Portfolio Managers” heading in the Fund’s prospectus:

Portfolio Managers
The Fund is managed by the Adviser. The Adviser’s portfolio management team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are portfolio managers, Christopher Meredith, Principal, Chief Investment Officer and Portfolio Manager, Patrick O’Shaughnessy, Principal, Chief Executive Officer and Portfolio Manager, Scott Bartone, Principal and Portfolio Manager, Daniel Nitiutomo, Managing Director and Portfolio Manager and Claire Noel, Managing Director and Portfolio Manager.
Messrs. O’Shaughnessy and Meredith have been associated with the Adviser in an investment capacity since 2007 and Mr. Bartone has been associated with the Adviser in an investment capacity since 2008. Mr. Daniel Nitiutomo has been associated with the Adviser in an investment capacity since April 2015. Ms. Claire Noel has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO

Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities.
Mr. Meredith began managing the Fund in February 2016. Messrs. Patrick O’Shaughnessy and Bartone began managing the Fund in November 2018. Mr. Nitiutomo and Ms. Noel began managing the Fund in November 2022. Mr. Meredith serves as Lead Portfolio Manager and Chief Investment Officer of the Fund. In this capacity, Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Fund and is primarily responsible for the execution of the overall strategy of the Fund.
The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
Statement of Additional Information
Effective until December 31, 2023, the following disclosure replaces the existing similar disclosure that is contained under the “Portfolio Managers” heading in the Fund’s Statement of Additional Information:
The Fund is managed by Messrs. Christopher Meredith, Patrick O’Shaughnessy, Scott Bartone, Daniel Nitiutomo and Ms. Claire Noel who each serve as co-portfolio managers of the Fund.
Effective until December 31, 2023, the following disclosure is in addition to the existing similar disclosure, for other portfolio managers, that is contained under the “Portfolio Managers” heading in the Fund’s Statement of Additional Information:
The following table provides information regarding other accounts managed by Mr. O’Shaughnessy as of July 31, 2023:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$1,373,265,393	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,055	$6,732,637,376	0	$0

Effective until December 31, 2023, the following disclosure replaces the existing similar disclosure that is contained under the section entitled “Ownership of Securities” in the Fund’s Statement of Additional Information:
Ownership of Securities. As of July 31, 2023, the portfolio managers beneficially owned equity securities of the Fund in the following amounts.

Portfolio Managers	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Christopher Meredith	$10,001 - $50,000
Patrick O’Shaughnessy	$10,001 - $50,000
Scott Bartone	$10,001 - $50,000
Daniel Nitiutomo	None
Claire Noel	None

Please retain this Supplement with your Statutory Prospectus and SAI until December 31, 2023.
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